Revenues (Details) - Schedule of Contract Assets and Contract Liabilities Deriving from Contracts with Customers $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Contract Assets and Contract Liabilities Deriving from Contracts with Customers [Abstract]
Trade receivables	$ 12,523
Contract liabilities	$ 3,416